Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Intangible Assets
Schedule of other intangible assets

	Technology	Software	Others	Total
	(in thousands)
Cost
Balance at January 1, 2018	$6,889	4,268	100	11,257
Acquisitions through business combinations	6,282	-	2,663	8,945
Additions	-	925	-	925
Transfer from property, plant and equipment	-	9	-	9
Disposals	-	-	-	-
Effect of exchange rate changes	-	(8)	(13)	(21)
Balance at December 31, 2018	13,171	5,194	2,750	21,115
Additions	-	152	-	152
Transfer from property, plant and equipment	-	-	-	-
Disposals	-	-	-	-
Effect of exchange rate changes	-	(4)	39	35
Balance at December 31, 2019	$13,171	5,342	2,789	21,302

Accumulated Amortization
Balance at January 1, 2018	$4,756	3,548	54	8,358
Amortization for the year	1,433	469	78	1,980
Transfer from property, plant and equipment	-	7	-	7
Disposals	-	-	-	-
Effect of exchange rate changes	-	(7)	(1)	(8)
Balance at December 31, 2018	6,189	4,017	131	10,337
Amortization for the year	1,492	602	119	2,213
Transfer from property, plant and equipment	-	-	-	-
Disposals	-	-	-	-
Effect of exchange rate changes	-	(4)	6	2
Balance at December 31, 2019	$7,681	4,615	256	12,552

Carrying amounts
At December 31, 2018	$6,982	1,177	2,619	10,778
At December 31, 2019	$5,490	727	2,533	8,750

Schedule of estimated useful lives of other intangible assets	Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	7	years
Software	2-10	years
Others (except for trademark)	7-15	years